Employee Benefit Plans (Stock Based Compensation) (Narrative) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility, Minimum	18.80%	17.50%
Equity Awards Vested and Expected to Vest, Remaining Term	2 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	184,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	42,000
Expected Range Of Shares Awarded Annually Under Long Term Incentive Plan	1.0% to 1.5%
Share-based Payment Arrangement, Expense, Tax Benefit	$ 66	$ 42	$ 38
Proceeds from Stock Options Exercised	27	36	29
Share-based Payment Arrangement, Exercise of Option, Tax Benefit	75	59	100
Employee Service Share Based Compensation Tax Benefit Realized From Vesting Of Performance Share Units	36	13	12
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	291
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Vested In Period Total Fair Value	$ 211	$ 149	$ 138
Stock Options/Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards	33,769
Equity Awards Vested and Expected to Vest, Average Intrinsic Value	$ 1,424
Equity Awards Vested and Expected to Vest, Remaining Term	5 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 20.81	$ 20.24	$ 17.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 383	$ 283	$ 320
Performance Share Units/Other Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards	5,514
Equity Awards Vested and Expected to Vest, Average Intrinsic Value	$ 826
Equity Awards Vested and Expected to Vest, Remaining Term	2 years 1 month 6 days
Share Based Compensation Arrangement By Share Based Payment Award Options and Other Restricted Awards Exercised In Period Total Intrinsic Value	$ 188	$ 74	$ 49
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 117.87	$ 131.55	$ 111.00